Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computations of Basic and Diluted Net Earnings Per Share

The computations of basic and diluted net earnings per share are as follows:

		(in thousands, except per share data)
	2015	2014	2013
Basic net earnings per share:
Basic net earnings	$357,659	$713,946	$488,025
Earnings allocated to participating securities	(1,514)	(2,321)	(1,919)

Net earnings available to common stockholders	$356,145	$711,625	$486,106

Average shares outstanding	320,565	319,838	319,077

Basic net earnings per share	$1.11	$2.22	$1.52

Diluted net earnings per share:
Diluted net earnings	$357,659	$713,946	$488,025
Earnings allocated to participating securities	(1,514)	(2,321)	(1,919)

Net earnings available to common stockholders	$356,145	$711,625	$486,106

Diluted average shares outstanding:
Basic shares outstanding	320,565	319,838	319,077
Dilutive effect of stock options and other	128	289	189

	320,693	320,127	319,266

Diluted net earnings per share	$1.11	$2.22	$1.52

Anti-Dilutive Stock Options

The following stock options were excluded from the computation of diluted net earnings per share because their effect would have been anti-dilutive (shares in thousands):

	2015	2014	2013
Anti-dilutive stock options:
Weighted average shares	1,226	—	137

Weighted average exercise price	$47.20	$—	$44.51